Provisions - Summary of Economic Assumptions- Retirement Bonus Plan (Detail) - Retirements bonus plan [member]	Dec. 31, 2020	Dec. 31, 2019
Summary of economic assumptions [line items]
Summary of economic hypothesis Discount rate(s)	5.50%	6.50%
Expected rate(s) of salary increase	4.00%	5.00%
Inflation rate	3.00%	3.00%